CONSOLIDATED STATEMENTS OF CASH FLOW - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax for the year	€ (44,657,000)	€ (30,056,000)	€ (24,639,000)
Adjustments for
Finance income	(4,174,000)	(6,763,000)	(3,675,000)
Finance expenses	3,729,000	4,320,000	2,072,000
Depreciation and impairment of property, plant and equipment and right-of-use assets	1,398,000	1,119,000	783,000
Amortization of intangible assets	962,000	813,000	879,000
Share-based payment transaction expense	2,611,000	2,698,000	1,270,000
Remeasurement of recoverable cash advances	(324,000)	(247,000)	(346,000)
Increase/(decrease) in provisions	216,000	37,000	(13,000)
Other non-cash items	(256,000)	(356,000)	(249,000)
Cash generated before changes in working capital	(40,495,000)	(28,435,000)	(23,918,000)
Changes in working capital
(Increase)/decrease in inventory	(2,433,000)	(536,000)	(291,000)
(Increase)/decrease in trade and other receivables	(1,540,000)	7,000	(2,523,000)
Increase/(decrease) in trade and other payables	479,000	615,000	1,670,000
Cash generated from changes in operations	(43,989,000)	(28,349,000)	(25,062,000)
Interests received	0	3,000	0
Income tax paid	(789,000)	(410,000)	(274,000)
Net cash generated from / (used in) operating activities	(44,778,000)	(28,756,000)	(25,336,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(2,500,000)	(886,000)	(1,469,000)
Capitalization of intangible assets	(8,462,000)	(15,463,000)	(10,348,000)
Purchase of financial assets - current	(80,018,000)	(102,620,000)	0
Proceeds from sale of financial assets - current	120,681,000	28,913,000	0
Interest income on financial assets	2,310,000	110,000	0
Net cash generated from / (used in) investing activities	32,011,000	(89,946,000)	(11,817,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of principal portion of lease liabilities	(757,000)	(772,000)	(500,000)
Repayment of other loan	(83,000)	(83,000)	(83,000)
Interests paid	(192,000)	(130,000)	(385,000)
Repayment of recoverable cash advance	(396,000)	(216,000)	(280,000)
Proceeds from issuance of shares, net of transaction costs	18,337,000	255,000	77,728,000
Other financial costs	(51,000)	(37,000)	(8,000)
Net cash generated from / (used in) financing activities	16,858,000	(983,000)	76,472,000
Movement in cash and cash equivalents	4,091,000	(119,685,000)	39,319,000
Effect of exchange rates on cash and cash equivalents	(369,000)	2,064,000	3,890,000
Cash and cash equivalents at January 1	17,888,000	135,509,000	92,300,000
Cash and cash equivalents at December 31	€ 21,610,000	€ 17,888,000	€ 135,509,000